Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Warrants And Rights Note Disclosure [Abstract]
Summary of Assumptions Used to Record Fair Value of Warrants
A summary of the Black-Scholes pricing model assumptions used to record the fair value of the warrants is as follows:

	June 30, 2020	December 31, 2019
Risk-free interest rate	0.2%	1.6%
Expected term (in years)	1.4	1.9
Expected volatility	80.9%	100.0%
Expected dividend yield	0%	0%

A summary of the Black Scholes pricing model assumptions used to record the fair value of the warrants is as follows:

	For the Year Ended December 31,
	2019	2018
Risk-free interest rate	1.6%	2.5%
Expected term (in years)	1.9	2.9
Expected volatility	100.0%	78.1%
Expected dividend yield	0%	0%

Summary of Warrant Activity
A summary of the warrant activity for the six months ended June 30, 2020 and for the year ended December 31, 2019 is as follows:

Warrants
Outstanding at December 31, 2018	1,662,124
Grants	265,000
Exercises	—
Expirations/cancellations	—

Outstanding at December 31, 2019	1,927,124
Grants	—
Exercises	—
Expirations/cancellations	—

Outstanding at June 30, 2020	1,927,124

A summary of the warrant activity for the years ended December 31, 2019 and 2018 is as follows:

Warrants
Outstanding at December 31, 2017	1,787,124
Grants	—
Exercises	—
Expirations/cancellations	(125,000)

Outstanding at December 31, 2018	1,662,124
Grants	265,000
Exercises	—
Expirations/cancellations	—

Outstanding at December 31, 2019	1,927,124